INTANGIBLE ASSETS INCLUDING GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	3 Months Ended				5 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in Goodwill Balances
Beginning Balance	$ 823	$ 732		$ 1,230			$ 1,230	$ 1,162
Goodwill, Additions		91
Goodwill, Other Adjustments	(8)
Foreign Currency Translation and Other Adjustments							(29)	67
Goodwill impairment	0	0	$ 0	0	$ 469	$ 469	469
Ending Balance	815	823			823	815	732	1,230
Americas
Changes in Goodwill Balances
Beginning Balance				440			440	416
Foreign Currency Translation and Other Adjustments							(10)	24
Re-allocation of Goodwill							(431)
Ending Balance								440
EMEA
Changes in Goodwill Balances
Beginning Balance				288			288	272
Foreign Currency Translation and Other Adjustments							5	16
Goodwill impairment					293	293	293
Ending Balance								288
Asia Pacific
Changes in Goodwill Balances
Beginning Balance				78			78	74
Foreign Currency Translation and Other Adjustments							(16)	4
Re-allocation of Goodwill							(62)
Ending Balance								78
Japan
Changes in Goodwill Balances
Beginning Balance	506	415		$ 424			424	401
Goodwill, Additions		91
Goodwill, Other Adjustments	(8)
Foreign Currency Translation and Other Adjustments							(9)	23
Ending Balance	498	506			506	498	415	$ 424
United States
Changes in Goodwill Balances
Re-allocation of Goodwill							176
Goodwill impairment					176	176	176
Principal Markets
Changes in Goodwill Balances
Beginning Balance	142	142
Foreign Currency Translation and Other Adjustments							1
Re-allocation of Goodwill							141
Ending Balance	142	142			142	142	142
Strategic Markets
Changes in Goodwill Balances
Beginning Balance	176	176
Re-allocation of Goodwill							176
Ending Balance	$ 176	$ 176			$ 176	$ 176	$ 176